SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted-average remaining lease term - operating leases (in years)	2 years 6 months	6 months
Weighted-average discount rate	5.28%	5.28%